Equity-method investees - Schedule of Fair Values of Identifiable Assets and Liabilities of Subsidiary (Parenthetical) (Detail) - Natuzzi Trading (Shanghai) Co., Ltd [member]		5 Months Ended	12 Months Ended
	Jul. 27, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Retained ownership interest of joint venture		49.00%	49.00%	49.00%
Additional interest in subsidiary	23.54%
At fair value [member]
Disclosure of joint ventures [line items]
Ownership interest of joint venture	49.00%
Retained ownership interest of joint venture		49.00%